Equity - Additional Information (Detail) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock, shares authorized	200,000,000	68,000,000	68,000,000
Common stock reserved for future issuance		11,290,676	5,737,103
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, par value	$ 0.0001